AMOUNT DUE TO DIRECTOR	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
AMOUNT DUE TO DIRECTOR
Note 4 - Amount Due To Director

4. AMOUNT DUE TO DIRECTOR

As of March 31, 2022 and December 31, 2021, the Company owed to its director in the amount of $302,446 and $286,327, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest on the loan has been assessed as not significant.

4. AMOUNT DUE TO DIRECTOR

As of December 31, 2021 and 2020, the Company owed to its director in the amount of $286,327 and $199,949, respectively. The amounts are unsecured, non-interest bearing and have no fixed terms of repayment. Imputed interest from related party loans is not significant.